Debt and Capital Structure (Tables)	9 Months Ended
Sep. 30, 2025
Borrowings [abstract]
Schedule of Short-Term and Long-Term Debt
A) Short-Term Borrowings

		September 30,	December 31,
As at	Notes	2025	2024
Uncommitted Demand Facilities	i	—	—
WRB Uncommitted Demand Facilities	ii	—	173
Total Debt Principal		—	173
B) Long-Term Debt

	September 30,	December 31,
As at	2025	2024
Committed Credit Facility	—	—
U.S. Dollar Denominated Unsecured Notes (1)	5,107	5,470
Canadian Dollar Unsecured Notes	2,000	2,000
Total Debt Principal	7,107	7,470
Debt Premiums (Discounts), Net, and Transaction Costs	49	64
Long-Term Debt	7,156	7,534
Less: Current Portion	—	192
Long-Term Portion	7,156	7,342
(1)Total U.S. dollar denominated unsecured notes as at September 30, 2025, was US$3.7 billion (December 31, 2024 — US$3.8 billion).

Summary of Net Debt to Adjusted EBITDA
Net Debt to Adjusted EBITDA

	September 30,	December 31,
As at	2025	2024
Short-Term Borrowings	—	173
Current Portion of Long-Term Debt	—	192
Long-Term Portion of Long-Term Debt	7,156	7,342
Total Debt	7,156	7,707
Less: Cash and Cash Equivalents	(1,901)	(3,093)
Net Debt	5,255	4,614

Net Earnings (Loss)	3,142	3,142
Add (Deduct):
Finance Costs, Net	524	514
Income Tax Expense (Recovery)	485	929
Depreciation, Depletion and Amortization	5,045	4,871
Exploration and Evaluation Asset Write-downs	(3)	37
(Income) Loss From Equity-Accounted Affiliates	(63)	(66)
Unrealized (Gain) Loss on Risk Management	(84)	12
Foreign Exchange (Gain) Loss, Net	185	462
(Gain) Loss on Divestiture of Assets	(107)	(119)
Re-measurement of Contingent Payments	—	30
Other (Income) Loss, Net	49	(55)
Adjusted EBITDA (1)	9,173	9,757

Net Debt to Adjusted EBITDA (times)	0.6	0.5
(1)Calculated on a trailing twelve-month basis.

Disclosure Of Net To Adjusted Funds Flow Explanatory
Net Debt to Adjusted Funds Flow

	September 30,	December 31,
As at	2025	2024
Net Debt	5,255	4,614

Cash From (Used in) Operating Activities	7,849	9,235
(Add) Deduct:
Settlement of Decommissioning Liabilities	(262)	(234)
Net Change in Non-Cash Working Capital	313	1,305
Adjusted Funds Flow (1)	7,798	8,164

Net Debt to Adjusted Funds Flow (times)	0.7	0.6
(1)Calculated on a trailing twelve-month basis.

Summary of Net Debt to Capitalization	Net Debt to Capitalization

	September 30,	December 31,
As at	2025	2024
Net Debt	5,255	4,614
Shareholders’ Equity	28,374	29,754
Capitalization	33,629	34,368

Net Debt to Capitalization (percent)	16	13